Putnam Small Cap Growth Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value
Aerospace and defense (5.5%)
HEICO Corp. Class A	116,525	$11,339,048
Mercury Systems, Inc.(NON)	185,907	15,090,071

		26,429,119
Biotechnology (8.4%)
Acceleron Pharma, Inc.(NON)	65,018	2,568,861
Ascendis Pharma A/S ADR (Denmark)(NON)	40,200	3,872,064
Blueprint Medicines Corp.(NON)	27,185	1,997,282
Emergent BioSolutions, Inc.(NON)	131,887	6,895,052
Global Blood Therapeutics, Inc.(NON)(S)	56,950	2,763,214
Ligand Pharmaceuticals, Inc.(NON)(S)	34,749	3,458,915
Medicines Co. (The)(NON)(S)	62,600	3,130,000
Mirati Therapeutics, Inc.(NON)	39,208	3,054,695
Orchard Therapeutics PLC ADR (United Kingdom)(NON)(S)	129,100	1,533,708
Repligen Corp.(NON)	86,469	6,631,308
Veracyte, Inc.(NON)	92,082	2,209,968
Vericel Corp.(NON)	132,134	2,000,509

		40,115,576
Building products (3.0%)
CSW Industrials, Inc.	31,497	2,174,238
Trex Co., Inc.(NON)(S)	134,227	12,205,261

		14,379,499
Capital markets (3.9%)
Evercore, Inc. Class A	90,992	7,288,459
Hamilton Lane, Inc. Class A	196,685	11,203,178

		18,491,637
Chemicals (1.1%)
Ingevity Corp.(NON)	60,300	5,115,852

		5,115,852
Commercial services and supplies (1.8%)
Brink's Co. (The)	103,300	8,568,735

		8,568,735
Diversified consumer services (5.5%)
Bright Horizons Family Solutions, Inc.(NON)	92,277	14,072,243
Chegg, Inc.(NON)(S)	116,112	3,477,554
Grand Canyon Education, Inc.(NON)(S)	87,921	8,633,842

		26,183,639
Diversified financial services (1.9%)
Verra Mobility Corp.(NON)(S)	622,562	8,933,765

		8,933,765
Electronic equipment, instruments, and components (2.4%)
Novanta, Inc.(NON)	138,005	11,277,769

		11,277,769
Entertainment (2.3%)
Live Nation Entertainment, Inc.(NON)	105,360	6,989,582
Marcus Corp. (The)	110,287	4,081,722

		11,071,304
Equity real estate investment trusts (REITs) (1.2%)
Terreno Realty Corp.	107,500	5,492,175

		5,492,175
Health-care equipment and supplies (9.0%)
Antares Pharma, Inc.(NON)	529,000	1,769,505
CONMED Corp.	82,180	7,901,607
Haemonetics Corp.(NON)	38,000	4,793,320
Insulet Corp.(NON)(S)	45,019	7,424,984
Merit Medical Systems, Inc.(NON)	82,518	2,513,498
Mesa Laboratories, Inc.(S)	6,489	1,542,890
Penumbra, Inc.(NON)(S)	18,641	2,507,028
Quidel Corp.(NON)	137,439	8,431,883
Tactile Systems Technology, Inc.(NON)	78,368	3,316,534
Tandem Diabetes Care, Inc.(NON)	47,700	2,813,346

		43,014,595
Health-care providers and services (2.6%)
Amedisys, Inc.(NON)	38,000	4,978,380
HealthEquity, Inc.(NON)	46,876	2,678,729
US Physical Therapy, Inc.	37,500	4,895,625

		12,552,734
Health-care technology (1.8%)
Phreesia, Inc.(NON)(S)	99,519	2,412,341
Tabula Rasa HealthCare, Inc.(NON)(S)	61,460	3,376,612
Teladoc Health, Inc.(NON)(S)	42,254	2,861,441

		8,650,394
Hotels, restaurants, and leisure (6.8%)
Churchill Downs, Inc.	39,700	4,901,164
Luckin Coffee, Inc. ADR (China)(NON)(S)	112,568	2,138,792
Planet Fitness, Inc. Class A(NON)	162,500	9,403,875
Wingstop, Inc.	180,152	15,723,667

		32,167,498
Insurance (3.1%)
Kinsale Capital Group, Inc.	83,254	8,600,971
Palomar Holdings, Inc.(NON)(S)	158,936	6,265,257

		14,866,228
IT Services (1.5%)
Evo Payments, Inc. Class A(NON)(S)	262,122	7,370,871

		7,370,871
Life sciences tools and services (2.4%)
Codexis, Inc.(NON)	197,472	2,708,328
Medpace Holdings, Inc.(NON)	102,900	8,647,716

		11,356,044
Machinery (4.7%)
Albany International Corp. Class A	103,110	9,296,398
Harsco Corp.(NON)	248,446	4,710,536
RBC Bearings, Inc.(NON)	49,337	8,185,502

		22,192,436
Media (2.5%)
Cable One, Inc.	9,469	11,880,754

		11,880,754
Real estate management and development (1.2%)
Colliers International Group, Inc. (Canada)	78,800	5,918,104

		5,918,104
Road and rail (1.4%)
Saia, Inc.(NON)	71,261	6,677,156

		6,677,156
Semiconductors and semiconductor equipment (3.1%)
Brooks Automation, Inc.	102,476	3,794,686
Entegris, Inc.	168,186	7,914,833
Nova Measuring Instruments, Ltd. (Israel)(NON)(S)	95,470	3,033,082

		14,742,601
Software (15.6%)
Dynatrace, Inc.(NON)(S)	112,111	2,093,112
Envestnet, Inc.(NON)(S)	86,715	4,916,741
Everbridge, Inc.(NON)(S)	133,400	8,232,114
Five9, Inc.(NON)	63,700	3,423,238
j2 Global, Inc.	44,983	4,085,356
LivePerson, Inc.(NON)(S)	131,800	4,705,260
Mimecast, Ltd.(NON)	77,011	2,746,982
Paylocity Holding Corp.(NON)	79,663	7,773,516
Ping Identity Holding Corp.(NON)(S)	184,500	3,182,625
Pluralsight, Inc. Class A(NON)(S)	128,400	2,156,478
PROS Holdings, Inc.(NON)	95,360	5,683,456
Q2 Holdings, Inc.(NON)	60,603	4,779,759
QAD, Inc. Class A	86,401	3,989,998
RealPage, Inc.(NON)	186,630	11,731,562
SPS Commerce, Inc.(NON)	100,500	4,730,535

		74,230,732
Specialty retail (4.2%)
Boot Barn Holdings, Inc.(NON)	121,828	4,251,797
Five Below, Inc.(NON)	123,393	15,559,857

		19,811,654
Trading companies and distributors (1.5%)
SiteOne Landscape Supply, Inc.(NON)(S)	96,394	7,135,081

		7,135,081

Total common stocks (cost $394,587,553)		$468,625,952

SHORT-TERM INVESTMENTS (14.9%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	69,233,136	$69,233,136
Putnam Short Term Investment Fund 2.05%(AFF)	1,590,220	1,590,220

Total short-term investments (cost $70,823,356)		$70,823,356
TOTAL INVESTMENTS

Total investments (cost $465,410,909)		$539,449,308

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $476,058,711.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$76,484,563	$50,463,946	$57,715,373	$473,721	$69,233,136
	Putnam Short Term Investment Fund**	10,234,937	30,340,959	38,985,676	38,343	1,590,220

	Total Short-term investments	$86,719,500	$80,804,905	$96,701,049	$512,064	$70,823,356
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $69,233,136, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $68,930,752. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$22,952,058	$—	$—
Consumer discretionary	78,162,791	—	—
Financials	42,291,630	—	—
Health care	115,689,343	—	—
Industrials	85,382,026	—	—
Information technology	107,621,973	—	—
Materials	5,115,852	—	—
Real estate	11,410,279	—	—

Total common stocks	468,625,952	—	—
Short-term investments	1,590,220	69,233,136	—

Totals by level	$470,216,172	$69,233,136	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com